UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3737

Fidelity Advisor Series IV
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2003

Item 1. Reports to Stockholders

Fidelity®

Real Estate High Income

Fund

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

REHI-SANN-0703
1.723505.104

Contents

Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>	The auditors' opinion.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on the fund, including charges and expenses, call Jeff Gandel at 617-563-6414 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Investments May 31, 2003

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.3%
	Principal Amount	Value (Note 1)
Healthcare - 0.4%
Fountain View, Inc. 11.25% 4/15/08 (b)	$ 1,780,000	$ 1,513,000
Homebuilding/Real Estate - 1.5%
Crescent Real Estate Equities LP 7.5% 9/15/07 (e)	1,000,000	1,000,000
iStar Financial, Inc. 8.75% 8/15/08	2,000,000	2,155,000
LNR Property Corp. 9.375% 3/15/08	2,385,000	2,468,475
		5,623,475
Hotels - 1.4%
Courtyard by Marriott II LP/Courtyard II Finance Co. 10.75% 2/1/08	1,340,000	1,313,200
John Q. Hammons Hotels LP/John Q. Hammons Hotels Corp. III 8.875% 5/15/12	1,000,000	1,030,000
Times Square Hotel Trust 8.528% 8/1/26 (c)	2,930,674	2,798,794
		5,141,994
TOTAL NONCONVERTIBLE BONDS (Cost $11,019,838)		12,278,469
Asset-Backed Securities - 3.4%

ABSC NIMS Trust Series 2002-HE2 Class A, 7% 8/17/32 (c)	251,341	246,314
ACE Securities Corp. NIMS Trust:
Series 2001-HE1N Class N, 8.5% 12/20/31 (c)	129,108	128,301
Series 2002-HE1N Class N, 8.85% 7/25/12	544,881	540,454
CDC Mortgage Capital Trust Series 2002-HE1N Class NOTE, 10% 1/25/33 (c)	830,107	830,107
CDC Mortgage Capital, Inc. NIMS Trust Series 2002-HE2N Class NOTE, 10% 1/25/33 (c)	394,178	394,178
CS First Boston Mortgage Securities Corp. NIMS Trust:
Series 2001-H20N Class A, 8% 5/27/32 (c)	289,475	283,685
Series 2002-H1N Class A, 8% 8/27/32 (c)	87,967	86,208
Series 2002-H4N Class A, 8% 8/27/32 (c)	471,907	462,469
Home Equity Asset Trust NIMS Trust:
Series 2002-2N Class A, 8% 1/27/33 (c)	262,507	257,257
Series 2002-3N Class A, 8% 3/25/33 (c)	1,462,555	1,440,616
Series 2003-2, 8% 9/1/33 (d)	260,000	254,557
Home Equity Residual Distributions Trust Series 2002-1 Class A, 12.25% 11/25/05 (c)	2,637,148	2,637,148
IndyMac NIMS Trust Series 2001-B Class A, 8.67% 8/25/31 (c)(e)	131,604	130,288
Long Beach Asset Holdings Corp. NIMS Trust Series 2002-1 Class N1, 9.05% 5/25/32 (c)	207,782	203,107

	Principal Amount	Value (Note 1)
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1N Class NOTE, 12.75% 2/25/32 (c)	$ 578,198	$ 578,198
Series 2001-NC4N Class NOTE, 8.5% 1/25/32 (c)	125,032	123,900
Series 2002-AM1N Class NOTE, 10% 1/25/32 (c)	54,055	54,055
Series 2002-AM2N Class NOTE, 10% 5/25/32 (c)	33,155	33,155
Series 2002-HE1N Class NOTE, 9.5% 6/25/32 (c)	348,291	345,696
Series 2002-HE2N Class NOTE, 9.5% 8/25/32 (c)	2,060,102	2,049,801
Series 2002-NC2N Class NOTE, 10% 4/25/32 (c)	107,804	107,804
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (c)	457,690	457,690
Option One Mortgage Securities Corp. NIMS Trust Series 2002-2A Class CFTS, 8.83% 6/26/32 (c)	335,554	335,554
Saxon Asset Securities Trust Series 1998-1:
Class BF2, 8% 12/25/27 (c)	366,034	364,555
Class BF3, 8.6% 12/25/27 (c)	275,807	275,507
TOTAL ASSET-BACKED SECURITIES (Cost $12,571,087)		12,620,604
Collateralized Mortgage Obligations - 6.0%

Private Sponsor - 4.4%
Countrywide Home Loans:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (c)(e)	905,037	709,323
Class B4, 6.61% 7/25/32 (c)(e)	1,811,060	1,046,453
Class B5, 6.61% 7/25/32 (c)(e)	1,543,479	268,180
Series 2002-R3:
Class B3, 5.75% 8/25/43 (c)	832,839	660,545
Class B4, 5.75% 8/25/43 (c)	472,934	266,321
Class B5, 5.75% 8/25/43 (c)	1,189,617	190,339
CS First Boston Mortgage Securities Corp. Series 2002-26:
Class 4B3, 7% 10/25/17	374,447	375,412
Class 4B4, 7% 10/25/17 (c)	112,580	89,043
Class 4B5, 7% 10/25/17 (c)	195,872	124,014
Class 4B6, 7% 10/25/17 (c)	146,904	27,177
DLJ Mortgage Acceptance Corp. Series 1996-TD:
Class C, 6.6914% 9/29/23 (c)(e)	101,607	100,578
Class D, 6.6914% 9/29/23 (c)(e)	153,066	84,187
GE Capital Mortgage Services, Inc. Series 1998-7:
Class B4, 6.5% 4/25/13 (c)	241,255	240,867
Class B5, 6.5% 4/25/13 (c)	119,620	83,734
Collateralized Mortgage Obligations - continued
	Principal Amount	Value (Note 1)
Private Sponsor - continued
Nomura Asset Acceptance Corp. Series 2001-R1A:
Class B1, 7% 2/19/30 (c)	$ 662,427	$ 697,204
Class B2, 7% 2/19/30 (c)	567,794	595,918
Class B4, 7% 2/19/30 (c)	213,412	80,696
Residential Accredit Loans, Inc. Series 2001-QS6:
Class B1, 6.5% 5/25/16 (c)	201,854	184,634
Class B2, 6.5% 5/25/16 (c)	100,973	75,852
Class B3, 6.5% 5/25/16 (c)	154,438	31,861
Residential Asset Mortgage Products, Inc. Series 2002-RM1 Class BI2, 5.5% 12/25/17 (c)	205,669	157,080
Residential Asset Securitization Trust:
Series 1998-A7 Class B5, 6.5% 7/25/13 (c)	308,154	249,833
Series 1999-A2 Class B4, 6.25% 3/25/14	220,155	193,598
Residential Finance LP/Residential Finance Development Corp.:
Series 2002-A:
Class B10, 17.31% 10/10/34 (e)	1,539,548	1,593,740
Class B9, 13.31% 10/10/34 (e)	2,465,591	2,546,955
Series 2003-A:
Class B8, 7.81% 3/10/35 (c)(e)	2,154,863	2,154,863
Class B9, 13.06% 3/10/35 (c)(e)	3,491,368	3,491,368
TOTAL PRIVATE SPONSOR		16,319,775
U.S. Government Agency - 1.6%
Fannie Mae REMIC Trust Series 2003-W1 Subordinate REMIC Pass-Through Certificates:
Class B3, 5.75% 12/25/42	2,513,068	1,909,146
Class B4, 5.75% 12/25/42	1,537,699	827,474
Class B5, 5.75% 12/25/42	3,460,087	563,345
Fannie Mae REMIC Trust Series 2001-W3 Subordinate REMIC Pass-Through Certificates:
Class B3, 7% 9/25/41 (d)	887,206	772,146
Class B4, 7% 9/25/41	485,874	286,514
Class B5, 7% 9/25/41	1,824,798	375,794
Fannie Mae REMIC Trust Series 2002-W1 Subordinate REMIC Pass-Through Certificates:
Class B4, 6% 4/25/42	1,255,922	701,354
Class B5, 6% 4/25/42	1,343,721	209,117
TOTAL U.S. GOVERNMENT AGENCY		5,644,890
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,643,120)		21,964,665
Commercial Mortgage Securities - 76.3%
	Principal Amount	Value (Note 1)
Anthracite CDO I Ltd. Series 2002-CIBA Class E, 9.314% 5/24/37 (c)	$ 1,500,000	$ 1,658,320
Artesia Mortgage CMBS, Inc. floater Series 1998-C1 Class F, 6.9705% 6/25/30 (c)(e)	4,513,000	4,171,140
Asset Securitization Corp. Series 1997-D5:
Class A8, 10.115% 2/14/43	2,544,542	3,002,796
Class PS1, 1.5036% 2/14/43 (e)(f)	26,513,580	1,884,951
Atherton Franchise Loan Funding LLP Series 1998-A:
Class E, 8.25% 5/15/20 (c)	1,500,000	240,000
Class F, 7.44% 11/15/14 (c)	2,000,000	80,000
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.381% 8/1/24 (c)(e)	915,676	741,698
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1:
Class G, 1.1299% 4/27/09 (c)(e)	142,399	140,277
Class H, 0% 10/25/22 (c)(e)	432,443	129,776
Blaylock Mortgage Capital Corp. Series 1997-A:
Class B5, 6.425% 10/15/03 (c)	110,000	105,600
Class B6, 6.425% 10/15/03 (c)	110,000	99,000
Class B7, 6.425% 10/15/03 (c)	147,000	117,600
CBA Mortgage Corp.:
floater Series 1993-C1:
Class G, 6.72% 12/25/03 (e)(g)	1,852,837	1,544,573
Class H, 6.72% 12/25/03 (e)(g)	1,852,837	1,387,899
Series 1993-C1 Class F, 6.72% 12/25/03 (c)(e)	5,869,184	5,634,417
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class H, 9.06% 12/12/13 (c)(e)	1,520,106	1,474,958
Series 1998-1 Class F, 6.56% 5/18/30 (c)	5,000,000	4,723,000
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (c)	4,000,000	3,691,250
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (c)	7,175,000	6,516,918
Series 1999-C2:
Class G, 6% 11/17/32	4,575,000	3,860,385
Class H, 6% 11/17/32	4,372,000	3,572,361
Class X, 0.4303% 11/17/32 (e)(f)	96,162,013	3,253,171
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 0% 12/28/35 (c)(e)	1,500,000	1,417,207
Crest Clarendon Street 2002-1 Ltd./Crest Clarendon 2002-1Corp. Series 2002-1A Class D, 9% 12/28/35 (c)	2,500,000	2,420,313
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 34.04% 6/28/38 (c)(e)	$ 2,730,000	$ 2,771,483
Crest Dartmouth Street 2003 1 Ltd./Crest Dartmouth Street 2003 1 Corp. Series 2003-1A Class D, 9% 6/28/38 (c)	4,100,000	4,072,293
Crest G-Star Ltd. Series 2001-2A:
Class C, 10% 2/25/32	1,330,000	1,372,186
Class PS, 0% 2/25/32 (c)(e)	1,100,000	1,100,945
Crest Ltd. Series 2000-1A Class D, 10% 8/31/36 (c)	2,200,000	2,318,336
CS First Boston Mortgage Securities Corp.:
floater:
Series 1997-C2 Class H, 7.46% 1/17/35 (c)(e)	3,190,000	1,168,459
Series 2001-CP4 Class AX, 0.6939% 12/15/35 (c)(e)(f)	29,296,497	1,503,300
Series 1995-AEW1 Class G2, 8.5038% 11/25/27 (c)(e)	187,917	135,778
Series 2000-FL1A:
Class F, 4.3403% 12/15/09 (c)(e)	1,500,000	1,474,694
Class G, 5.0189% 12/15/09 (c)(e)	2,050,000	1,988,924
Class H, 5.0242% 12/15/09 (c)(e)	2,084,000	1,750,560
Class J, 5.0232% 12/15/09 (c)(e)	1,478,000	931,140
Class K, 5.0249% 12/15/09 (c)(e)	2,454,000	466,260
Series 2001-CK6 Class NW, 6.08% 1/15/15	2,050,000	1,045,500
Series 2001-CP4 Class H, 6% 12/15/35 (c)	4,970,000	4,596,316
Series 2002-CKP1 Class KZ, 0.9906% 12/15/35 (c)(e)	6,026,000	4,127,810
Series 2002-TFLA Class AX, 1.2569% 11/18/12 (c)(e)(f)	87,092,224	1,956,091
weighted average coupon Series 1997-SPCE Class G, 7.2208% 4/20/38 (c)(e)	1,322,209	1,296,040
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class F, 7.5% 6/15/31	3,600,000	2,821,932
DLJ Commercial Mortgage Corp. floater Series 1999-STF1 Class B5, 4.9458% 7/5/08 (c)(e)	4,571,167	4,547,584
DLJ Mortgage Acceptance Corp. Series 1997-CF1 Class B3, 7.74% 5/15/30 (c)	1,416,148	70,807
Enterprise Mortgage Acceptance Co. Series 1998-1 Class E, 8.18% 1/15/25 (c)	1,015,622	5,078
First Chicago/Lennar Trust I:
Series 1997-CHL1 Class E, 7.9976% 4/29/39 (c)(e)	8,933,001	7,937,811
weighted average coupon Series 1997-CHL1 Class D, 7.9976% 4/29/39 (c)(e)	5,673,001	5,852,058
First Union National Bank Commercial Mortgage Trust sequential pay Series 1999-C4 Class G, 6.5% 12/15/31 (c)	3,700,000	3,438,688

	Principal Amount	Value (Note 1)
FMAC Loan Receivables Trust weighted average coupon Series 1997-A Class F, 4.1605% 4/15/19 (c)(e)	$ 155,593	$ 0
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 2/20/33 (c)	2,774,575	2,980,934
G-Star Ltd. Series 2002-1A Class C, 8% 4/25/37 (c)	4,500,000	3,657,795
GAFCO Franchisee Loan Trust Series 1998-1 Class D, 13.5% 6/1/16 (c)(e)	2,700,000	1,838,160
GMAC Commercial Mortgage Securities, Inc.:
Series 1996-C1 Class F, 7.86% 11/15/06 (c)	4,071,000	4,356,030
Series 1999-C1 Class F, 6.02% 5/15/33 (c)	9,600,000	8,478,597
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class L, 5.5% 1/11/35 (c)	5,206,500	4,475,963
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2001-FL1A Class H, 6.56% 7/13/13 (e)	4,621,807	4,552,480
J.P. Morgan Commercial Mortgage Finance Corp. Series 1999-C7:
Class F, 6% 10/15/35 (c)	2,415,000	2,303,427
Class G, 6% 10/15/35 (c)	13,273,000	8,677,887
Class H, 6% 10/15/35 (c)	1,991,000	1,223,987
Class NR, 6% 10/15/35 (c)	6,250,000	1,388,188
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 6.9825% 4/25/21 (c)(e)	1,081,660	962,678
LTC Commercial Mortgage pass thru certificates Series 1998-1 Class E, 7.792% 5/28/30 (c)	800,000	579,750
Morgan Stanley Capital I, Inc.:
Series 1995-GAL1 Class E, 8.25% 8/15/27 (c)	5,918,133	5,918,133
Series 1997-HF1 Class G, 6.86% 7/15/29 (c)	2,010,000	1,941,519
Series 1997-RR:
Class C, 7.4015% 4/30/39 (c)(e)	2,470,128	2,677,619
Class D, 7.7015% 4/30/39 (c)(e)	2,070,112	2,051,729
Class E, 7.7015% 4/30/39 (c)(e)	2,170,117	1,825,223
Class F, 7.7015% 4/30/39 (c)(e)	5,430,293	3,811,506
Class G1, 7.7015% 4/30/39 (c)(e)	5,350,864	2,621,766
Series 1997-WF1 Class F, 6.83% 7/15/29 (c)	1,520,000	1,567,975
Series 1998-HF1 Class F, 7.18% 3/15/30 (c)	6,500,000	6,686,875
Series 1998-HF2:
Class F, 6.01% 11/15/30 (c)	8,435,000	8,301,555
Class G, 6.01% 11/15/30 (c)	8,985,745	8,538,171
Series 1998-XL1 Class H, 6.9555% 6/3/30 (c)(e)	2,230,000	2,145,577
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Morgan Stanley Dean Witter Capital I Trust Series 2001-XLF Class H11, 6.3875% 10/7/13 (c)(e)	$ 850,000	$ 822,800
Mortgage Capital Funding, Inc.:
Series 1997-MC2 Class F, 7.214% 11/20/27 (c)	9,381,364	9,826,979
Series 1998-MC3 Class F, 7.3048% 11/18/31 (c)(e)	4,300,000	4,396,414
Nationslink Funding Corp. Series 1998-2:
Class E, 7.105% 8/20/30	6,500,000	7,307,888
Class F, 7.105% 8/20/30 (c)	9,000,000	8,836,945
Class G, 5% 8/20/30 (c)	1,315,000	862,147
Nomura Asset Securities Corp.:
Series 1998-D6 Class B1, 6% 3/15/30 (c)	10,453,000	9,281,596
weighted average coupon Series 1994-MD1 Class B2, 10.8158% 3/15/18 (b)(c)(e)	4,733,075	242,570
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. Series 1996-PML:
Class K, 7.9% 11/15/26 (c)	4,546,000	4,991,366
Class L, 7.9% 11/15/26 (c)	2,500,000	2,412,891
Class M, 7.9% 11/15/26 (c)	5,862,000	2,931,000
Prudential Securities Secured Financing Corp.:
Series 1998-C1 Class F, 6.9356% 2/15/13 (c)(e)	3,765,000	3,773,236
Series 1999-NRF1 Class F, 6.074% 11/1/31 (c)	4,130,000	3,901,397
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 9.2678% 1/15/19 (c)(e)	1,450,000	484,679
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 1999-C1 Class H, 7% 5/18/32 (c)(e)	2,500,000	2,208,691
Series 2000-NL1:
Class F, 6.9413% 10/15/30 (c)(e)	5,013,000	5,343,527
Class H, 6.9413% 10/15/30 (c)(e)	2,900,000	2,877,344
Series 1999-C1 Class G, 7.1569% 5/18/32 (c)(e)	5,412,500	5,327,506
Structured Mortgage Trust weighted average coupon Series 1997-2:
Class C, 2.3327% 1/30/06 (c)(e)	102,390	69,421
Class D, 2.3327% 1/30/06 (c)(e)	129,337	75,145
TIAA Real Estate CDO 2002 1 Ltd./TIAA Real Estate CDO 2002 1 Corp. Series 2002-1A Class IV, 6.84% 5/22/37 (c)	1,460,000	1,182,600
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $265,181,124)		281,337,349
Common Stocks - 0.7%
	Shares	Value (Note 1)
Banks and Thrifts - 0.0%
CS First Boston Mortgage Securities Corp. warrants 9/1/03 (a)	6,236,357	$ 1
Homebuilding/Real Estate - 0.7%
Apartment Investment & Management Co. Class A	40,000	1,409,200
MFA Mortgage Investments, Inc.	50,000	493,500
Newcastle Investment Corp.	25,000	436,000
Newcastle Investment Holdings Corp. (c)	25,000	140,625
		2,479,325
TOTAL COMMON STOCKS (Cost $2,667,295)		2,479,326
Preferred Stocks - 6.3%

Convertible Preferred Stocks - 3.6%
Homebuilding/Real Estate - 3.6%
Equity Office Properties Trust Series B, $2.625	82,400	4,061,496
Equity Residential Series G, $1.8125	128,000	3,276,800
Glenborough Realty Trust, Inc. Series A, $1.9375	117,200	2,842,100
Reckson Associates Realty Corp. Series A, $1.91	71,600	1,738,448
Simon Property Group, Inc. $6.50	13,000	1,319,500
		13,238,344
Nonconvertible Preferred Stocks - 2.7%
Homebuilding/Real Estate - 2.7%
Apartment Investment & Management Co.:
Series D, $2.1875	10,000	253,000
Series G, $2.3437	19,400	526,128
Series Q, $2.52	13,300	357,770
Series R, $2.50	10,500	279,405
Crown American Realty Trust Series A, $5.50	49,200	2,848,680
Developers Diversified Realty Corp. (depositary shares)	80,000	2,092,000
First Industrial Realty Trust, Inc. Series D, $1.9875	36,300	920,205
iStar Financial, Inc. Series D, $2.00	40,000	1,008,000
PS Business Parks, Inc. Series F, $2.1875	69,000	1,859,550
		10,144,738
TOTAL PREFERRED STOCKS (Cost $20,370,477)		23,383,082
Cash Equivalents - 5.3%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.23%, dated 5/30/03 due 6/2/03) (Cost $19,509,000)	$ 19,511,003	$ 19,509,000
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $352,961,941)		373,572,495
NET OTHER ASSETS - (1.3)%		(4,801,868)
NET ASSETS - 100%		$ 368,770,627
Legend
(a) Non-income producing
(b) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $272,106,309 or 73.8% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
CBA Mortgage Corp. floater Series 1993-C1: Class G, 6.72% 12/25/03	3/30/00	$ 1,525,768
Class H, 6.72% 12/25/03	3/30/00	$ 1,343,596
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	1.6%
AAA,AA,A	2.4%
BBB	7.4%
BB	36.3%
B	8.5%
CCC,CC,C	0.3%
D	0.0%
Not Rated	32.5%
Equities	7.0%
Short-Term Investments and Net Other Assets	4.0%
We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Purchases and sales of securities, other than short-term securities, aggregated $59,873,053 and $119,703,126, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $42 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,932,472 or 0.8% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which the loan was outstanding amounted to $15,306,000. The weighted average interest rate was 1.37%. Interest earned from the interfund lending program amounted to $583 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		May 31, 2003
Assets
Investment in securities, at value (including repurchase agreements of $19,509,000) (cost $352,961,941) - See accompanying schedule		$ 373,572,495
Cash		1,421,911
Foreign currency held at value (cost $35,898)		40,925
Receivable for investments sold		2,770,247
Dividends receivable		726
Interest receivable		2,615,719
Total assets		380,422,023

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,024,289
Payable for fund shares redeemed	10,000,000
Distributions payable	331,677
Accrued management fee	231,532
Other payables and accrued expenses	63,898
Total liabilities		11,651,396

Net Assets		$ 368,770,627
Net Assets consist of:
Paid in capital		$ 328,067,103
Undistributed net investment income		5,534,517
Accumulated undistributed net realized gain (loss) on investments		14,553,426
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		20,615,581
Net Assets, for 33,871,067 shares outstanding		$ 368,770,627
Net Asset Value, offering price and redemption price per share ($368,770,627 (divided by) 33,871,067 shares)		$ 10.89

Statement of Operations

		Six months ended May 31, 2003
Investment Income
Dividends		$ 1,040,692
Interest		17,555,702
Total income		18,596,394

Expenses
Management fee	$ 1,469,273
Transfer agent fees	29,964
Accounting fees and expenses	101,104
Non-interested trustees' compensation	823
Custodian fees and expenses	10,624
Audit	24,706
Legal	1,752
Total expenses before reductions	1,638,246
Expense reductions	(26,029)	1,612,217
Net investment income (loss)		16,984,177
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		6,365,836
Change in net unrealized appreciation (depreciation) on: Investment securities	10,733,721
Assets and liabilities in foreign currencies	5,135
Total change in net unrealized appreciation (depreciation)		10,738,856
Net gain (loss)		17,104,692
Net increase (decrease) in net assets resulting from operations		$ 34,088,869

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six months ended May 31, 2003	Year ended November 30, 2002 A
Operations
Net investment income (loss)	$ 16,984,177	$ 34,189,016
Net realized gain (loss)	6,365,836	3,539,428
Change in net unrealized appreciation (depreciation)	10,738,856	8,099,113
Net increase (decrease) in net assets resulting from operations	34,088,869	45,827,557
Distributions to shareholders from net investment income	(16,379,712)	(31,416,725)
Distributions to shareholders from net realized gain	(2,636,297)	-
Total distributions	(19,016,009)	(31,416,725)
Share transactions Net proceeds from sales of shares	10,000,000	78,200,000
Reinvestment of distributions	16,693,042	30,445,659
Cost of shares redeemed	(75,360,000)	(35,000,000)
Net increase (decrease) in net assets resulting from share transactions	(48,666,958)	73,645,659
Total increase (decrease) in net assets	(33,594,098)	88,056,491

Net Assets
Beginning of period	402,364,725	314,308,234
End of period (including undistributed net investment income of $5,534,517 and undistributed net investment income of $4,930,052, respectively)	$ 368,770,627	$ 402,364,725
Other Information Shares
Sold	950,570	7,560,546
Issued in reinvestment of distributions	1,571,664	2,988,813
Redeemed	(7,065,951)	(3,395,373)
Net increase (decrease)	(4,543,717)	7,153,986

A Certain amounts have been reclassified. See Note 1 of Notes to the Financial Statements.

Financial Highlights

	Six months ended May 31,	Years ended November 30,
	2003	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.47	$ 10.05	$ 9.59	$ 9.35	$ 9.76	$ 12.42
Income from Investment Operations
Net investment income (loss) D	.448	.992F,G	.778	.907	.931	1.033
Net realized and unrealized gain (loss)	.474	.354F,G	.585	.297	(.100)	(1.136)
Total from investment operations	.922	1.346	1.363	1.204	.831	(.103)
Distributions from net investment income	(.432)	(.926)	(.903)	(.964)	(1.085)	(1.117)
Distributions from net realized gain	(.070)	-	-	-	(.156)	(1.440)
Total distributions	(.502)	(.926)	(.903)	(.964)	(1.241)	(2.557)
Net asset value, end of period	$ 10.89	$ 10.47	$ 10.05	$ 9.59	$ 9.35	$ 9.76
Total ReturnB,C	9.02%	14.05%	14.69%	13.58%	9.08%	(1.35)%
Ratios to Average Net AssetsE
Expenses before expense reductions	.82%A	.84%	.83%	.89%	.91%	.91%
Expenses net of voluntary waivers, if any	.82%A	.84%	.83%	.89%	.91%	.91%
Expenses net of all reductions	.81%A	.83%	.81%	.86%	.89%	.89%
Net investment income (loss)	8.48%A	9.70%F,G	7.79%	9.67%	9.84%	9.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 368,771	$ 402,365	$ 314,308	$ 205,706	$ 106,619	$ 73,529
Portfolio turnover rate	32%A	32%	38%	53%	16%	53%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

G As a result of a revision to accretion on a portfolio security, certain amounts for the year ended November 30, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income (loss) of $0.068 per share with a corresponding increase to net realized and unrealized gain (loss). The ratio of net investment income (loss) to average net assets decreased from 10.37% to 9.70%. The reclassification had no impact on total net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003

1. Significant Accounting Policies.

Fidelity Real Estate High Income Fund (the fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees . A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Reclassification of Financial Information. As a result of a revision to accretion on a portfolio security, certain amounts in the Statement of Changes in Net Assets and Financial Highlights for the year ended November 30, 2002 have been reclassified from what was previously reported. Net investment income (loss) was decreased by $2,346,670 (or $0.068 per share) with a corresponding increase to the change in net unrealized appreciation (depreciation). The ratio of net investment income (loss) to average net assets decreased from 10.37% to 9.70%. The reclassification had no impact on total net assets of the fund.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 40,047,470	|
Unrealized depreciation	(10,110,179)
Net unrealized appreciation (depreciation)	$ 29,937,291
Cost for federal income tax purposes	$ 343,635,204

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the fund's average net assets and a group fee rate that averaged .13% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .73% of the fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .01% of average net assets.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $10,956 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $15,073.

7. Other Information.

At the end of the period, five unaffiliated shareholders were the owners of record of 91% of the total outstanding shares of the fund.

Semiannual Report

Report of Independent Auditors

To the Trustees of Fidelity Advisor Series IV and the Shareholders of Fidelity Real Estate High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Real Estate High Income Fund (a fund of Fidelity Advisor Series IV) at May 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Real Estate High Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 30, 2003

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Real Estate High Income Fund (a fund of Fidelity Advisor Series IV) disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fidelity Real Estate High Income Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There were no significant changes in Fidelity Real Estate High Income Fund internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

Item 10. Exhibits

(a)		Not applicable.
(b)	(1)	Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.
	(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series IV

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	July 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	July 30, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 30, 2003